INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Beginning of the period			$ 2,378,380
Initial recognition and changes in the fair value of biological assets at the point of harvest	$ 131,804	$ (78,122)	292,344	$ 588,053
End of period	$ 2,363,568		$ 2,363,568